INVESTMENTS (Details 12) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available for Sale Securities Disclosures
Gross Realized Gains	$ 2,241,000,000	$ 2,949,000,000	$ 2,013,000,000
Gross Realized Losses	164,000,000	378,000,000	861,000,000
Aggregate fair value of available for sale securities sold	44,000,000,000	56,000,000,000	33,700,000,000
Fixed maturity securities
Available for Sale Securities Disclosures
Gross Realized Gains	2,042,000,000	2,138,000,000	1,497,000,000
Gross Realized Losses	129,000,000	292,000,000	648,000,000
Equity securities available for sale
Available for Sale Securities Disclosures
Gross Realized Gains	199,000,000	811,000,000	516,000,000
Gross Realized Losses	$ 35,000,000	$ 86,000,000	$ 213,000,000